Note 10 - Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended March 31,
	2017	2018
	(Unaudited)	(Unaudited)

Research and development	-	4,873
General and administrative	-	(672)

Total	-	4,201